Premises and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net
Premises and equipment, net, at the dates indicated are summarized as follows:

	December 31,
(Dollars in thousands)	2022	2021
Land	$6,179	$6,179
Buildings and Improvements	28,592	25,911
Furniture and Equipment	13,848	12,943
Construction in Progress	3,045	2,297
Total Premises and Equipment	51,664	47,330
Less: Accumulated Depreciation	(23,704)	(22,093)
Total Premises and Equipment, Net	$27,960	$25,237

Construction in progress of $3.0 million at December 31, 2022 primarily included building and construction costs associated with our newest branch, which is scheduled for opening in 2023. At December 31, 2022 the estimated additional costs to complete and equip the branch was approximately $1.9 million. Depreciation expense on premises and equipment was $2.0 million and $2.0 million for the years ended December 31, 2022 and 2021, respectively.

The Bank has operating leases on six of its branches. During the year ended December 31, 2022, the Company made cash payments in the amount of $499,000 for operating leases. The lease expense recognized during this period was $512,000 recorded in occupancy expense within the Consolidated Statements of Income. The lease liability had a net decrease of $389,000. At December 31, 2022, the Bank had ROU assets of $1.9 million and a lease liability of $1.9 million recorded on its consolidated balance sheet compared to ROU assets of $2.3 million and a lease liability of $2.3 million at December 31, 2021. The lease agreements have maturity dates ranging from 2023 through 2027, some of which include options for multiple five or ten year extensions. At December 31, 2022, the remaining weighted average lease term was 4.17 years and the weighted average discount rate used was 3.3%.
At December 31, 2022, future undiscounted lease payments for operating leases with initial terms of one year or more were as follows:

Year ended December 31,	(Dollars in thousands)
2023	$518
2024	522
2025	475
2026	364
2027	147
Thereafter	9
Total undiscounted lease payments	2,035
Less: effect of discounting	131
Present value of estimated lease payments (lease liability)	$1,904